Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Estimated Future Amortization Expense [Abstract]
2024	$ 788,163
2025	784,548
2026	547,969
2027	378,734
2028	343,254
Thereafter	714,361
Total	$ 3,557,029	$ 1,267,673